[LOGO OF JANUS]


                                                                Lincoln National
                                                 Capital Appreciation Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Capital Appreciation Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National

Capital Appreciation Fund, Inc.


Managed by:

[LOGO OF JANUS]

The Lincoln National Capital Appreciation Fund lost -11.8% for the six months ended June 30, 2001 versus its benchmarks the Russell 1000 Growth Index* and S&P 500 Index** which returned -14.2% and -6.7% respectively. After a rough start to the year, falling growth rates began to level off as the period wore on, leading investors to believe that the end of the economic downturn was near. The Federal Reserve responded by cutting short-term interest rates six times during the period, bringing them to 3.75%. Meanwhile, consumer spending remained strong, particularly in the automotive and housing markets. Disappointments included Boeing. The world's biggest airplane maker gave ground as slowing U.S. and global economies fueled concerns about a decline in air travel. Meanwhile, one of our top performers was media conglomerate Viacom, due in part to efforts by CBS. The television network's reality show "Survivor" continues to be a success, threatening longtime Thursday night rating king NBC. Through market highs and lows, we continue to conduct extensive, hands-on research to identify businesses that can weather economic volatility.


Blaine Rollins



* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.


                          Capital Appreciation Fund 1

Lincoln National
Capital Appreciation Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                              Number              Market
Common Stock - 97.4%                          of Shares           Value
--------------------------------------------------------------------------------
Aerospace & Defense - 6.8%
--------------------------------------------------------------------------------
 Boeing                                       1,240,325           $ 68,962,070
 General Dynamics                               174,945             13,612,470
 Honeywell International                        200,695              7,022,319
 Lockheed Martin                                151,040              5,596,032
--------------------------------------------------------------------------------
                                                                    95,192,891
Banking & Finance - 9.9%
--------------------------------------------------------------------------------
 Bank of New York                               787,975             37,822,800
 Goldman Sachs Group                            185,750             15,937,350
 M & T Bank                                      67,365              5,086,058
 Merrill Lynch                                  619,160             36,685,230
 Northern Trust                                 144,850              9,053,125
 Paychex                                        292,010             11,680,400
 Schwab (Charles)                             1,499,411             22,940,988
--------------------------------------------------------------------------------
                                                                   139,205,951
Business Services - 0.9%
--------------------------------------------------------------------------------
+Cendant                                        335,060              6,533,669
+Ceridian - New                                 243,745              4,672,592
+Robert Half International                       68,240              1,698,494
--------------------------------------------------------------------------------
                                                                    12,904,755
Cable, Media & Publishing - 18.5%
--------------------------------------------------------------------------------
+Arbitron                                        40,344                972,290
+AT&T- Liberty Media Class A                    869,125             15,200,996
+Cablevision Systems Class A                     69,920              4,090,320
+Cablevision Systems Corporate
 Rainbow Media Group                             39,370              1,015,746
+Clear Channel Communications                   449,440             28,179,888
+Comcast Special Class A                      1,947,320             84,513,689
+Cox Communications-Class A                     464,048             20,557,326
+Univision Communications                       538,310             23,028,902
+Viacom Class B                               1,610,937             83,365,990
--------------------------------------------------------------------------------
                                                                   260,925,147
Chemicals - 0.5%
--------------------------------------------------------------------------------
 Eastman Chemical                               139,370              6,638,193
--------------------------------------------------------------------------------

Computers & Technology - 20.8%
--------------------------------------------------------------------------------
+AOL Time Warner                              3,355,788            177,856,763
 Automatic Data Processing                      148,965              7,403,561
+BEA Systems                                    162,360              4,986,076
+Cisco Systems                                  845,637             15,390,593
+EMC                                            202,805              5,891,485
+Fiserv                                          61,820              3,955,244
+i2 Technologies                                135,212              2,677,198
 Linear Technology                            1,234,200             54,576,324
+Micromuse                                       73,665              2,061,883
+Microsoft                                      110,455              8,019,033
+Nvidia                                          42,920              3,980,830
+Veritas Software                                95,665              6,364,592
--------------------------------------------------------------------------------
                                                                   293,163,582
Consumer Products - 4.0%
--------------------------------------------------------------------------------
 Colgate-Palmolive                              542,940             32,028,030
 Minnesota Mining & Manufacturing                55,725              6,358,223
 Procter & Gamble                               287,770             18,359,726
--------------------------------------------------------------------------------
                                                                    56,745,979
Electronics & Electrical Equipment - 9.7%
--------------------------------------------------------------------------------
 General Electric                               758,605             36,981,994
+Integrated Device Technology                   110,845              3,512,678
+International Rectifier                         78,065              2,662,017
+KLA-Tencor                                      92,420              5,403,797
+Maxim Integrated Products                      992,770             43,890,361
+National Semiconductor                          97,850              2,849,392

                                              Number              Market
Electronics & Electrical Equipment (Cont)     of Shares           Value
--------------------------------------------------------------------------------
 NEC (Japan)                                    515,000           $  6,957,508
+Novellus Systems                               122,005              6,928,664
 Symbol Technologies                            641,197             14,234,573
 Texas Instruments                              316,615              9,973,373
+Vitesse Semiconductor                          119,285              2,509,756
--------------------------------------------------------------------------------
                                                                   135,904,113
Energy - 2.0%
--------------------------------------------------------------------------------
 Enron                                          487,590             23,891,910
 Petroleo Brasiliero ADR                        156,195              4,061,070
--------------------------------------------------------------------------------
                                                                    27,952,980
Food, Beverage & Tobacco - 0.2%
--------------------------------------------------------------------------------
 Coca-Cola Enterprises                          210,200              3,436,770
--------------------------------------------------------------------------------

Healthcare & Pharmaceuticals - 3.9%
--------------------------------------------------------------------------------
 Becton Dickinson                               221,380              7,923,190
+Genentech                                      193,195             10,645,045
 HCA - The Healthcare Company                    91,905              4,153,187
 Millipore                                       93,905              5,820,232
 Pfizer                                         110,570              4,428,329
 Stryker                                         10,395                570,166
+Tenet Healthcare                               412,535             21,282,680
--------------------------------------------------------------------------------
                                                                    54,822,829
Industrial Machinery - 2.9%
--------------------------------------------------------------------------------
+Applied Materials                              377,950             18,557,345
+Dionex                                         647,455             21,527,879
--------------------------------------------------------------------------------
                                                                    40,085,224
Insurance - 2.6%
--------------------------------------------------------------------------------
 Aegon (Netherlands)                            194,560              5,480,962
 Aflac                                          135,860              4,278,231
 Allstate                                       147,170              6,474,008
 AON                                            184,455              6,455,925
 MGIC Investment                                186,640             13,557,530
--------------------------------------------------------------------------------
                                                                    36,246,656
Leisure, Lodging & Entertainment - 2.1%
--------------------------------------------------------------------------------
+Park Place Entertainment                       722,635              8,743,884
 Tyco International                             373,430             20,351,935
 Walt Disney                                     10,500                303,345
--------------------------------------------------------------------------------
                                                                    29,399,164
Metals & Mining - 0.1%
--------------------------------------------------------------------------------
 Illinois Tool Works                             17,465              1,105,535
--------------------------------------------------------------------------------

Real Estate - 0.8%
--------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide            295,400             11,012,512
--------------------------------------------------------------------------------

Retail - 2.5%
--------------------------------------------------------------------------------
 Albertson's                                     86,100              2,582,139
+Costco Wholesale                               167,320              6,873,506
+eBay                                            77,940              5,338,111
+Kroger                                         234,105              5,852,625
 Walgreen                                       441,965             15,093,104
--------------------------------------------------------------------------------
                                                                    35,739,485
Telecommunications - 5.8%
--------------------------------------------------------------------------------
 Amdocs Limited                                  91,190              4,910,582
 America Movil ADR                              208,065              4,340,235
 Nokia ADR                                    1,356,515             29,897,591
 Nokia Oyj (Finland)                             33,542                760,762
 NTT DoCoMo (Japan)                               1,113             19,364,284
 Qwest Communications International             367,990             11,727,841
 Telefonos de Mexico ADR                        170,745              5,991,442
+Time Warner Telecom - Class A                  131,760              4,416,595
--------------------------------------------------------------------------------
                                                                    81,409,332
Transportation & Shipping - 2.3%
--------------------------------------------------------------------------------
 Bombardier - B (Canada)                        249,216              3,744,399
 Canadian National Railway                        5,215                211,208
 Canadian National Railway (Canada)               4,907                198,608
 Ryanair Holdings ADR                           128,170              6,658,432
 Southwest Airlines                             281,060              5,196,799
 United Parcel Service Class B                  279,575             16,159,434
--------------------------------------------------------------------------------
                                                                    32,168,880

                          Capital Appreciation Fund 2

                                              Number              Market
Utilities - 1.1%                              of Shares           Value
--------------------------------------------------------------------------------
 AES                                            202,715           $  8,726,881
 Telefonica de Espana (Spain)                   510,319              6,295,273
--------------------------------------------------------------------------------
                                                                    15,022,154

Total Common Stock
(Cost $1,138,567,159)                                            1,369,082,132
--------------------------------------------------------------------------------

                                              Principal
                                              Amount
--------------------------------------------------------------------------------
Convertible Bonds - 0.0%
--------------------------------------------------------------------------------
Computers & Technology - 0.0%
--------------------------------------------------------------------------------
Exodus Communications
 4.75% 7/15/08                              $ 1,890,000                340,200
--------------------------------------------------------------------------------

Total Convertible Bonds
(Cost $1,586,749)                                                      340,200
--------------------------------------------------------------------------------

Commercial Paper - 3.3%
--------------------------------------------------------------------------------
CIT Group Holdings
 4.14% 7/2/01                                23,400,000             23,397,309
Freddie Mac
 3.63% 9/20/01                               22,761,000             22,577,387
--------------------------------------------------------------------------------

Total Commercial Paper
(Cost $45,972,409)                                                  45,974,696
--------------------------------------------------------------------------------

Total Market Value of Securities - 100.7%
(Cost $1,186,126,317)                                            1,415,397,028
--------------------------------------------------------------------------------

Liabilities Net of Receivables and Other Assets - (0.7%)           (10,063,261)
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $20.657 per share based on
68,033,255 shares issued and outstanding)                      $ 1,405,333,767
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
100,000,000 authorized shares                                  $       680,333
Paid in capital in excess of par value of shares issued          1,379,678,911
Undistributed net investment income*                                 2,881,248
Accumulated net realized loss on investments                      (207,318,749)
Net unrealized appreciation of investments and
 foreign currencies                                                229,412,024
--------------------------------------------------------------------------------

Total Net Assets                                                $1,405,333,767
--------------------------------------------------------------------------------

+     Non-income producing security for the period ended June 30, 2001

ADR - American Depositary Receipt

* Undistributed net investment income includes net realized gain on foreign currencies. Net realized gains on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.


                          Capital Appreciation Fund 3

Lincoln National Capital Appreciation Fund, Inc.

Statement of Operations

Six months ended June 30, 2001 (Unaudited)


Investment income:
 Dividends                                                                               $   3,633,879
--------------------------------------------------------------------------------------------------------
 Interest                                                                                      751,969
--------------------------------------------------------------------------------------------------------
 Less: Foreign Taxes Withheld                                                                   (8,377)
--------------------------------------------------------------------------------------------------------
  Total investment income                                                                    4,377,471
--------------------------------------------------------------------------------------------------------

Expenses:
 Management fees                                                                             5,491,749
--------------------------------------------------------------------------------------------------------
 Accounting fees                                                                               276,692
--------------------------------------------------------------------------------------------------------
 Custodial fees                                                                                 51,312
--------------------------------------------------------------------------------------------------------
 Printing and postage                                                                           35,635
--------------------------------------------------------------------------------------------------------
 Professional fees                                                                              25,493
--------------------------------------------------------------------------------------------------------
 Directors fees                                                                                  2,100
--------------------------------------------------------------------------------------------------------
 Other                                                                                          89,220
--------------------------------------------------------------------------------------------------------
                                                                                             5,972,201
--------------------------------------------------------------------------------------------------------
 Less expenses paid indirectly                                                                  (6,177)
--------------------------------------------------------------------------------------------------------
 Total expenses                                                                              5,966,024
--------------------------------------------------------------------------------------------------------
Net investment loss                                                                         (1,588,553)
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investment and foreign currency transactions:

 Net realized gain (loss) on:
  Investment transactions                                                                 (196,956,240)
--------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                              2,955,033
--------------------------------------------------------------------------------------------------------
  Net realized loss on investment
  and foreign currency transactions                                                       (194,001,207)
--------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
--------------------------------------------------------------------------------------------------------
  Investments                                                                               (5,072,589)
--------------------------------------------------------------------------------------------------------
  Foreign currency                                                                           1,973,248
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on investments and foreign currency      (3,099,341)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                      (197,100,548)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                                                $(198,689,101)
--------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                      Six months
                                                      ended
                                                      6/30/01            Year ended
                                                      (Unaudited)        12/31/00
                                                      ------------------------------------
Changes from operations:
 Net investment loss                                  $    (1,588,553)   $    (3,152,745)
------------------------------------------------------------------------------------------
 Net realized gain (loss) on investment
 and foreign currency transactions                       (194,001,207)       115,696,448
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments and foreign currency                       (3,099,341)      (436,897,324)
------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                (198,689,101)      (324,353,621)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net realized gain on investment transactions            (121,242,265)       (91,977,656)
------------------------------------------------------------------------------------------
  Total distributions to shareholders                    (121,242,265)       (91,977,656)
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions                  35,583,934        192,936,277
------------------------------------------------------------------------------------------
 Total decrease in net assets                            (284,347,432)      (223,395,000)
------------------------------------------------------------------------------------------
Net Assets, beginning of period                         1,689,681,199      1,913,076,199
------------------------------------------------------------------------------------------
Net Assets, end of period                             $ 1,405,333,767    $ 1,689,681,199
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                          Capital Appreciation Fund 4

Lincoln National Capital Appreciation Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)


                                              Six months
                                              ended
                                              6/30/2001 2,3 Year ended December 31,
                                              (Unaudited)   2000 2      1999 2      1998 2     1997        1996
                                              ---------------------------------------------------------------------
Net asset value, beginning of period            $25.345     $31.466     $21.772     $17.530    $14.504     $12.916

Income (loss) from investment operations:
   Net investment income (loss)                  (0.024)     (0.047)      0.007      (0.003)     0.050       0.135
   Net realized and unrealized gain
      on investments and foreign currency        (2.747)     (4.694)      9.839       6.127      3.510       2.051
                                              ---------------------------------------------------------------------
   Total from investment operations              (2.771)     (4.741)      9.846       6.124      3.560       2.186
                                              ---------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income               -           -           -      (0.050)         -      (0.135)
   Distributions from net realized gain on
      investment transactions                    (1.917)     (1.380)     (0.152)     (1.832)    (0.534)     (0.463)
                                              ---------------------------------------------------------------------
   Total dividends and distributions             (1.917)     (1.380)     (0.152)     (1.882)    (0.534)     (0.598)
                                              ---------------------------------------------------------------------
Net asset value, end of period                  $20.657     $25.345     $31.466     $21.772    $17.530     $14.504
                                              ---------------------------------------------------------------------

Total Return 1                                   (11.80%)    (15.85%)     45.46%      37.96%     25.29%     18.02%

Ratios and supplemental data:
   Ratio of expenses to average net assets         0.79%       0.76%       0.78%       0.83%      0.89%      0.93%
   Ratio of net investment income (loss)
      to average net assets                       (0.21%)     (0.15%)      0.03%      (0.01%)     0.35%      0.99%
   Portfolio Turnover                                46%         62%         60%         78%       137%        93%
   Net assets, end of period (000 omitted)   $1,405,334  $1,689,681  $1,913,076    $770,736   $451,036   $267,242

1 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

2    Per share information was based on the average shares outstanding method.

3    Ratios have been annualized and total return has not been annualized.

See accompanying notes to financial statements.

                          Capital Appreciation Fund 5

Lincoln National Capital Appreciation Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Capital Appreciation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize long-term growth of capital in a manner consistent with preservation of capital. The Fund primarily invests in large-sized U.S. companies.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal period.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset agreement amounted to $6,177.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                          Capital Appreciation Fund 6

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.75% of average daily net assets of the Fund on the first $500 million and 0.70% in excess of $500 million. The sub-advisor, Janus Capital Management, is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased, and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

        Aggregate      Aggregate      Gross          Gross          Net
        Cost of        Proceeds       Unrealized     Unrealized     Unrealized
        Purchases      From Sales     Appreciation   Depreciation   Appreciation
        ------------------------------------------------------------------------
        $353,462,192   $425,639,898   $286,282,511   $(57,011,800)  $229,270,711

4. Supplemental Financial Instruments Information

Forward Foreign Currency Contacts: The Fund may enter into foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counterparties to these contracts will fail to perform; although the risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2001 were as follows:

      Contracts to     Foreign                                        Unrealized
      Deliver          Currency      U.S. Proceeds   Settlement Date  Gain
      --------------------------------------------------------------------------
      (1,025,000,000)  Japanese Yen  $8,483,193      November 2001    $147,459

5. Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to U.S. Dollars and to political or economic uncertainties. At June 30, 2001, the Fund did not have investments in excess of 5% of assets in any individual foreign country.

                          Capital Appreciation Fund 7

6. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                    Net Increase
                     Capital                 Reinvestment of          Capital Shares               Resulting From Capital
                     Shares Sold             Dividends                Redeemed                     Share Transactions
                     -------------------------------------------------------------------------------------------------------
                     Shares    Amount        Shares     Amount        Shares       Amount          Shares       Amount
                     -------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):          939,249 $ 22,843,596  5,198,176  $121,242,265  (4,771,024)  $(108,501,927)  1,366,401   $ 35,583,934

Year ended
 December 31, 2000:  8,116,161  259,439,591  2,976,238    91,977,656  (5,224,583)   (158,480,970)  5,867,816    192,936,277

7. Distributions to Shareholders

The Fund declares and distributes a dividend on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.






                          Capital Appreciation Fund 8